Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income / (loss)	$ 27,905	$ 24,490	$ (68,521)
Adjustments to reconcile net income / (loss) to net cash flows from operating activities:
Unrealized foreign currency loss	4,006	50,068	11,937
Changes in fair value of earnout liability	(2,409)	1,598	(2,113)
Changes in seller indemnification	2,409	(1,598)	2,113
Loss from equity investments	842	1,060	164
Depreciation expense	7,210	8,535	7,018
Amortization expense	31,585	27,975	28,985
Other operating expenses, net (including loss from sale of non-air segment line of business)	613	4,546	0
Stock-based compensation expense	9,901	3,454	7,292
Amortization of lease right-of-use assets	6,942	6,930	5,095
Interest and penalties	3,707	4,207	2,428
Income tax (benefit) / expense	(2,784)	(14,143)	11,981
Allowance for credit expected losses	15,664	12,044	12,747
Provision for contingencies	(1,259)	1,795	18,060
Changes in assets and liabilities, net of non-cash transactions:
Increase in trade accounts receivable, net of credit expected loss	(113,182)	(70,196)	(16,690)
Increase in loans receivable, net of allowance	(13,533)	(7,137)	(10,179)
Decrease / (Increase) in related party receivable	599	(8,440)	9,610
(Increase) / Decrease in other assets and prepaid expenses	(25,464)	(47,719)	28,069
Increase in accounts payable and accrued expenses	11,900	7,250	4,398
Increase in travel accounts payable	71,853	61,945	837
(Decrease) / Increase in other liabilities	3,081	2,750	(750)
Decrease in contingent liabilities	2,173	(22,052)	(22,587)
Increase in related party payable	20,946	50,243	1,900
Decrease in lease liabilities	(9,359)	(7,647)	(4,589)
Increase in deferred revenue	12,767	12,772	9,497
Net cash flows provided by operating activities	66,113	102,730	36,702
Cash flows from investing activities:
Origination of loans receivable	(9,204)	(21,048)	(17,562)
Collection of loans receivable	7,736	9,456	7,289
Payments for acquired business, net of cash acquired	0	0	(7,019)
Payment for other assets	0	0	(3,190)
Acquisition of property and equipment	(6,488)	(9,820)	(4,288)
Capital expenditures, including internal-use software and website development	(30,330)	(31,146)	(26,372)
Proceeds from financed sale of held-for-sale assets	2,069	0	0
Net cash flows used in investing activities	(36,217)	(52,558)	(51,142)
Cash flows from financing activities:
Net (decrease) / increase of short-term debt	(5,170)	4,725	(57)
Proceeds from issuance of short-term debt	67,652	29,145	31,572
Payment of short-term debt	(43,544)	(33,277)	(26,970)
Payment of long-term debt	(1,307)	(6,168)	(4,156)
Payment of promissory notes of Best Days acquisition	0	(16,648)	0
Purchase of treasury stock	0	0	(10,000)
Payments of debenture issuance by securitization program	(1,046)	(5,789)	0
Payments for acquired non-controlling interest	0	0	(3,200)
Collect on debenture issuance by securitization program	0	7,534	4,545
Exercise of stock-based awards	126	4	340
Payment of dividends to stockholders Series A and Series B convertible preferred shares	(23,437)	(17,750)	(17,375)
Net cash flows used in financing activities	(6,726)	(38,224)	(25,301)
Effect of exchange rate changes on cash and cash equivalents	(26,743)	(6,205)	5,564
Net (decrease) / increase in cash and cash equivalents	(3,573)	5,743	(34,177)
Cash and cash equivalents and restricted cash as of beginning of the year	250,789	245,046	279,223
Cash and cash equivalents and restricted cash as of end of the year	247,216	250,789	245,046
Supplemental cash flow information
Cash paid for income tax	9,119	17,347	8,550
Interest paid	41,207	43,411	8,484
Conciliation of Cash and cash equivalents:
Total cash and cash equivalents and restricted cash as shown in our consolidated statements of cash flows	247,216	250,789	$ 245,046
Cash and cash equivalents related to business classified as held for sale (Note 32)		9,335
Cash and cash equivalents as of end of the year, net of business held for sale	$ 241,454	$ 245,046